Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales	$ 61,352	$ 62,441	$ 68,275
Cost of sales	56,976	56,653	63,538
Gross margin	4,376	5,788	4,737
Selling, general and administrative expenses	2,606	2,478	2,397
Acquisition gain of Calvert	1,858	0	0
Operating income	3,628	3,310	2,340
Income from investments in associates, joint ventures and other investments	806	779	1,184
Impairment of investments in associates, joint ventures and other investments	(123)	0	(1,405)
Financing costs - net	(709)	(1,174)	(859)
Income before taxes	3,602	2,915	1,260
Income tax expense	359	1,535	238
Net income (including non-controlling interests)	3,243	1,380	1,022
Net income (including non-controlling interests)
Net income attributable to equity holders of the parent	3,152	1,339	919
Net income attributable to non-controlling interests	$ 91	$ 41	$ 103
Earnings per common share (in U.S. dollar)
Basic (USD per share)	$ 4.13	$ 1.70	$ 1.09
Diluted (USD per share)	$ 4.11	$ 1.69	$ 1.09
Weighted average common shares outstanding (in millions)
Basic (in shares)	763	788	842
Diluted (in shares)	766	791	845